Acquisitions and Disposals of Subsidiaries - Summary of Impact of Acquisitions and Disposals on Consolidated Statements (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Business combinations [member]
Non-current assets
Property, plant and equipment	$ 26
Intangible assets	307	$ 67
Deferred tax assets	0
Trade and other receivables	0	1
Current assets
Inventories	39	1
Income tax receivables	0
Trade and other receivables	12	1
Cash and cash equivalents	40	1
Assets held for sale	0
Non-current liabilities
Interest-bearing loans and borrowings	(4)
Deferred tax liabilities	(49)	(1)
Current liabilities
Bank overdrafts	0
Interest-bearing loans and borrowings	(2)
Trade and other payables	(47)	(6)
Provisions	0
Net identifiable assets and liabilities	322	65
Non-controlling interests	(62)
Goodwill on acquisitions and goodwill disposed of	389
Consideration to be (paid)/received	(348)	(4)
Net cash paid on prior years acquisitions/(disposal)	81	10
Recycling of cumulative translation adjustment in respect of net assets	0
Contribution in kind	0
Consideration paid/(received)	382	71
Cash (acquired)/ disposed of	(40)	(1)
Net cash outflow / (inflow)	342	70
Disposals [member]
Disposal of Non-current assets
Property, plant and equipment	0	(249)
Intangible assets	(15)	(17)
Deferred tax assets	0	(86)
Trade and other receivables	0
Disposal of Current assets
Inventories	0	(74)
Income tax receivables	0	(2)
Trade and other receivables	0	(77)
Cash and cash equivalents	0	(4)
Assets held for sale	0	(27)
Disposal of Non-current liabilities
Interest-bearing loans and borrowings	0
Deferred tax liabilities	4	2
Disposal of Current liabilities
Bank overdrafts	0	7
Interest-bearing loans and borrowings	0	142
Trade and other payables	0	252
Provisions	0	1
Net identifiable assets and liabilities	(11)	(132)
Non-controlling interests	0
Goodwill on acquisitions and goodwill disposed of	(15)	(479)
Loss/(gain) on disposal	(13)	(15)
Consideration to be (paid)/received	0	53
Net cash paid on prior years acquisitions/(disposal)	(53)	12
Recycling of cumulative translation adjustment in respect of net assets	0	(584)
Contribution in kind	0	1,150
Consideration paid/(received)	(92)	5
Cash (acquired)/ disposed of	0	(3)
Net cash outflow / (inflow)	$ (92)	$ 2